As filed with the U. S. Securities and Exchange Commission on January ___, 2008

1940 Act Registration No. 811-22118

1933 Act File No. 333-145984

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 4	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 5	☒
(Check appropriate box or boxes)

DREMAN CONTRARIAN FUNDS

(Exact Name of Registrant as Specified in Charter)

c/o Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, Indiana 46204

(Address of Principal Executive Offices) (Zip Code)

(800) 247-1014

(Registrant’s Telephone Number, Including Area Code)

E. Clifton Hoover, Jr., Secretary

c/o Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, Indiana 46204

(Name and Address of Agent for Service of Process)

Please send copies of all communications to:

Steven M. Felsenstein, Esq.

c/o Greenberg Traurig, LLP

2700 Two Commerce Square

2001 Market Street

Philadelphia, Pennsylvania 19103

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

[	] immediately upon filing pursuant to paragraph (b).
[	]on (date) pursuant to paragraph (b).
[X ]	60 days after filing pursuant to paragraph (a)(1).
[	] on (date) pursuant to paragraph (a)(1).
[	] 75 days after filing pursuant to paragraph (a)(2).
[	] on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest

This Rule 485(a) post effective amendment is being filed to stop the automatic effectiveness of the currently pending Post Effective Amendment number 3 (“PEA 3”) that added the three new series (the All-Cap, the SMID Cap, and the International Series) to the registration statement of the Trust. PEA No. 3

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the city of Jersey City and the State of New Jersey on the 6 day of May, 2008.

DREMAN CONTRARIAN FUNDS

By: /s/ JOHN C. SWHEAR

Name:	John C. Swhear

Title: Vice President and Acting Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE
/s/ JOHN C. SWHEAR	Vice President	May 6, 2008
John C. Swhear	and Acting Chief Executive Officer

* Brian R. Bruce	Trustee	May 6, 2008

Brian R. Bruce

* Dr. Robert B. Grossman	Trustee	May 6, 2008

Dr. Robert B. Grossman

* Robert A. Miller	Trustee	May 6, 2008

Robert A. Miller

William Murphy	Treasurer and	May 6, 2008
Chief Financial Officer

/s/ JOHN C. SWHEAR	May 6, 2008

* By: John C. Swhear,

Attorney-in-fact pursuant to Powers

of Attorney